Financial Instruments - Summary of Other Financial Obligations (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of financial liabilities [line items]
Other current financial obligations	$ 948	$ 927
Other financial obligations, long-term	868	902
Total	1,816	1,829
Liabilities Secured With Accounts Receivable [member]
Disclosure of financial liabilities [line items]
Other current financial obligations	681	658
Total	681	658
Leases [Member]
Disclosure of financial liabilities [line items]
Other current financial obligations	267	269
Other financial obligations, long-term	868	902
Total	$ 1,135	$ 1,171